UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End June 30, 2005

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:       Veredus Asset Management LLC
Address:    6060 Dutchmans Lane Suite 320
            Louisville, KY 40205

Form 13F File Number:      28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James R. Jenkins
Title:      V.P. & Chief Operating Officer
Phone:      (502) 899-4080

Signature, Place, and Date of Signing:


JAMES R. JENKINS                LOUISVILLE, KENTUCKY               July 21, 2005
----------------                --------------------               -------------
  [Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                     -----------

Form 13F Information Table Entry Total:              102
                                                     -----------

Form 13F Information Table Value Total:              $2,434,074
                                                     -----------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                         VALUE               SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                NAME                TITLE   CUSIP       (000s)     SHARES    PRN  CALL    DISCRTN    MGRS   SOLE   SHARE    NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC                   com     00949p108    56,473   6,118,400   SH           SOLE           5,238,500         879,900
ALCON INC                           com     H01301102       175       1,600   SH           SOLE               1,600
ALLSTATE CORP                       com     020002101        96       1,600   SH           SOLE               1,600
AMERICAN EAGLE OUTFITTERS INC       com     02553e106     7,865     256,700   SH           SOLE             256,700
AMERIGROUP                          com     03073T102    83,246   2,070,800   SH           SOLE           1,775,575         295,225
AQUANTIVE INC.                      com     03839G105    26,949   1,520,800   SH           SOLE           1,304,000         216,800
ARBOR REALTY TRUST INC              com     038923108     1,722      60,000   SH           SOLE              60,000
ARTHROCARE CORP                     com     043136100    52,186   1,493,579   SH           SOLE           1,279,329         214,250
AUTODESK INC                        com     052769106       151       4,400   SH           SOLE               4,400
BE AEROSPACE                        com     073302101    33,523   2,144,800   SH           SOLE           1,844,600         300,200
BEAR STEARNS                        com     073902108        94         900   SH           SOLE                 900
BEAZER HOMES USA INC                com     07556q105   100,348   1,755,875   SH           SOLE           1,515,975         239,900
BECTON DICKINSON & CO               com     075887109       310       5,900   SH           SOLE               5,900
BUCYRUS INTL                        com     118759109    48,039   1,264,850   SH           SOLE           1,084,800         180,050
BUILDERS FIRSTSOURCE, INC           com     12008R107    11,977     739,300   SH           SOLE             640,200          99,100
BUNGE LTD                           com     G16962105     3,975      62,700   SH           SOLE              62,700
C.R.BARD INC                        com     067383109       180       2,700   SH           SOLE               2,700
CENTENE CORP                        com     15135B101    71,849   2,139,650   SH           SOLE           1,834,150         305,500
CENTEX CORP                         com     152312104     7,060      99,900   SH           SOLE              99,900
CHICAGO MERCANTILE EXCHANGE         com     167760107    73,277     247,975   SH           SOLE             212,775          35,200
CHILDREN'S PLACE                    com     168905107    58,405   1,251,450   SH           SOLE           1,071,150         180,300
CIGNA CORP                          com     125509109       118       1,100   SH           SOLE               1,100
COACH INC                           com     189754104       114       3,400   SH           SOLE               3,400
COGENT INC                          com     19239Y108     4,277     149,800   SH           SOLE             133,500          16,300
COLDWATER CREEK, INC.               com     193068103    72,523   2,911,410   SH           SOLE           2,496,107         415,303
CONTINENTAL AIRLINES INC            com     210795308    43,347   3,264,100   SH           SOLE           2,799,300         464,800
COUNTRYWIDE FINANCIAL CORP          com     222372104       104       2,700   SH           SOLE               2,700
COVENTRY HEALTH CARE INC            com     222862104       134       1,900   SH           SOLE               1,900
D R HORTON INC                      com     23331a109       160       4,265   SH           SOLE               4,265
DELL COMPUTER                       com     24702R101       276       7,000   SH           SOLE               7,000
ECI TELECOM LTD                     com     268258100    22,788   2,745,550   SH           SOLE           2,355,950         389,600
EMAGEON                             com     29076V109     9,510     679,750   SH           SOLE             584,625          95,125
EV3 INC                             com     26928A200     4,846     348,600   SH           SOLE             298,400          50,200
F5 NETWORKS                         com     315616102    47,311   1,000,875   SH           SOLE             857,150         143,725
FARO TECHNOLOGIES                   com     311642102    24,250     889,600   SH           SOLE             763,200         126,400
FIRST HORIZON PHARMA                com     32051k106    66,340   3,484,250   SH           SOLE           2,983,550         500,700
FLUOR CORP                          com     343412102     7,769     134,900   SH           SOLE             134,900
FORTUNE BRANDS INC                  com     349631101        62         700   SH           SOLE                 700
GENESCO INC                         com     371532102    49,167   1,325,600   SH           SOLE           1,137,975         187,625
GENZYME CORP.                       com     372917104       421       7,000   SH           SOLE               7,000
GILEAD SCIENCES INC                 com     375558103       488      11,100   SH           SOLE              11,100
GLOBAL PAYMENTS INC                 com     37940X102    30,171     445,000   SH           SOLE             382,800          62,200
GOL LINHAS AEREAS INTELIGENTES S.A. com     38045R107     1,774      59,000   SH           SOLE              59,000
HEARTLAND OIL AND GAS               com     42235Q101       300     750,000   SH           SOLE             750,000
HOME DEPOT                          com     437076102        58       1,500   SH           SOLE               1,500
INTERNATIONAL SECURITIES EXCHANGE   com     46031W204    16,180     644,375   SH           SOLE             552,075          92,300
INTUITIVE SURGICAL INC              com     46120e602    42,182     904,425   SH           SOLE             775,325         129,100
IXIA                                com     45071R109    18,942     974,375   SH           SOLE             837,025         137,350
JACOBS ENGR GROUP INC               com     469814107     6,819     121,200   SH           SOLE             121,200
JEFFERIES GROUP INC                 com     472319102    31,865     841,000   SH           SOLE             750,650          90,350
JETBLUE                             com     477143101    41,681   2,039,200   SH           SOLE           1,795,400         243,800
JOY GLOBAL INC                      com     481165108    32,177     957,925   SH           SOLE             819,525         138,400
KINETIC CONCEPTS                    com     49460W208     9,654     160,900   SH           SOLE             160,900
KNOLL INC                           com     498904200    12,349     721,725   SH           SOLE             620,100         101,625
KOMAG INC.                          com     500453204    10,324     363,900   SH           SOLE             316,800          47,100
KYPHON INC                          com     501577100    17,959     516,200   SH           SOLE             449,950          66,250
LCA VISION INC                      com     501803308    22,189     457,700   SH           SOLE             392,000          65,700
LENNAR CORP                         com     526057104     2,690      42,400   SH           SOLE              42,400
LIFECELL CORP                       com     531927101    14,494     916,750   SH           SOLE             785,950         130,800
LIFEPOINT HOSPITALS INC             com     53219l109    67,544   1,336,175   SH           SOLE           1,144,675         191,500
MDC HOLDINGS INC-DEL                com     552676108    57,359     697,374   SH           SOLE             598,984          98,390
MERCURY INTERACTIVE                 com     589405109     4,124     107,500   SH           SOLE             107,500
MERITAGE CORPORATION                com     59001a102    96,545   1,214,400   SH           SOLE           1,045,600         168,800
NCR CORP                            com     62886E108     6,996     199,200   SH           SOLE             199,200
NIKE INC  CL B                      com     654106103     2,728      31,500   SH           SOLE              31,500
NVIDIA CORP                         com     67066g104     5,865     219,500   SH           SOLE             219,500
PORTFOLIO RECOVERY ASSOCIATES       com     73640Q105    76,422   1,818,700   SH           SOLE           1,566,700         252,000
POWERWAVE TECHNOLOGIES INC          com     739363109    30,900   3,023,500   SH           SOLE           2,597,200         426,300
PRECISION CASTPARTS CORP            com     740189105     4,331      55,600   SH           SOLE              55,600
PULTE HOMES INC                     com     745867101     3,825      45,400   SH           SOLE              45,400
RESMED INC                          com     761152107    50,098     759,175   SH           SOLE             662,250          96,925
RTI INTL METALS INC                 com     74973W107     7,848     249,850   SH           SOLE             214,300          35,550
RYLAND GROUP INC W/RTS TO PUR       com     783764103    81,519   1,074,450   SH           SOLE             922,350         152,100
SEAGATE TECH                        com     G7945J104       258      14,700   SH           SOLE              14,700
SHAW GROUP                          com     820280105    40,006   1,859,900   SH           SOLE           1,593,600         266,300
STANDARD PACIFIC CORP               com     85375c101    66,585     757,075   SH           SOLE             652,325         104,750
STEELCASE INC-MICH CL A             com     858155203    43,448   3,137,050   SH           SOLE           2,757,950         379,100
SYMMETRICOM INC.                    com     871543104    19,992   1,931,600   SH           SOLE           1,657,400         274,200
TALX CORP                           com     874918105    21,168     732,200   SH           SOLE             627,100         105,100
TARGET CORP                         com     87612E106        65       1,200   SH           SOLE               1,200
TECHNE CORP                         com     878377100    24,702     538,050   SH           SOLE             461,150          76,900
TEMPUR-PEDIC                        com     88023U101    46,516   2,097,200   SH           SOLE           1,797,800         299,400
TEXAS ROADHOUSE                     com     882681109    37,984   1,093,055   SH           SOLE             939,105         153,950
THORATEC CORP                       com     885175307    29,563   1,927,200   SH           SOLE           1,653,100         274,100
TIMBERLAND CO  CL A                 com     887100105    33,233     858,300   SH           SOLE             736,100         122,200
TOLL BROTHERS INC                   com     889478103    64,931     639,400   SH           SOLE             548,500          90,900
TRIAD HOSPITALS INC                 com     89579k109       820      15,000   SH           SOLE              15,000
TRIDENT MICROSYSTEMS                com     895919108    22,557     994,125   SH           SOLE             853,675         140,450
UNITED HEALTHCARE CORP              com     91324p102       125       2,400   SH           SOLE               2,400
UNITED THERAPEUTICS CORP            com     91307C102    48,907   1,014,675   SH           SOLE             874,050         140,625
UNIVERSAL STAINLESS                 com     913837100     1,047      86,000   SH           SOLE              86,000
URS CORP                            com     903236107    47,082   1,260,575   SH           SOLE           1,093,075         167,500
V F CORP                            com     918204108     7,965     139,200   SH           SOLE             139,200
VARIAN MEDICAL                      com     92220P105     3,703      99,200   SH           SOLE              99,200
VCA ANTECH                          com     918194101    10,680     440,400   SH           SOLE             393,450          46,950
VERISIGN INC                        com     92343E102     2,666      92,700   SH           SOLE              92,700
WASHINGTON GROUP                    com     938862208    17,874     349,650   SH           SOLE             303,000          46,650
WELLCARE HEALTH PLANS INC.          com     94946T106    21,306     600,000   SH           SOLE             513,600          86,400
WESTMORELAND COAL CO                com     960878106       414      20,100   SH           SOLE              20,100
WET SEAL INC-CL A                   com     961840105     8,881   1,304,100   SH           SOLE           1,151,200         152,900
WHEELING-PITTS.                     com     963142302    11,474     746,029   SH           SOLE             640,329         105,700
ZIMMER HLDGS INC                    com     98956p102       305       4,000   SH           SOLE               4,000

                                                      2,434,074                                                          11,096,818